Fair value of financial instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Note 4: - Fair value of financial instruments

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2022
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$52,558	$-	$-
Restricted cash	1,137	-	-
Money market funds	30,828	-	-
Bank deposits	3,366	-	-
Bank deposits	134,000	-	-
Restricted deposits	50	-	-
Marketable securities	-	431,132	-
Asset derivatives	-	60	-
Liability derivatives	-	(1,444)	-
	$221,939	$429,748	$-
	December 31, 2021
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$48,264	$-	$-
Restricted cash	2,919	-	-
Money market funds	19,091	-	-
Bank deposits	3,796	-	-
Bank deposits	134,000	-	-
Restricted deposits	50	-	-
Marketable securities	-	435,674	-
Asset derivatives	-	822	-
Liability derivatives	-	(4)	-
Contingent consideration	-	-	(13,858)
	$208,120	$436,492	$(13,858)

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2021	$(13,858)
Payment	1,609
Revaluation	12,249
Fair value as of December 31, 2022	$-

The fair value of other financial instruments included in working capital and other non-current assets and liabilities approximate their carrying value.

As of December 31, 2022, the total estimated fair value of the convertible notes was approximately $373,428. The fair value of the convertible notes is considered to be Level 2 within the fair value hierarchy and was determined based on the quoted price of the convertible notes in an over-the-counter market.